Commitments And Contingencies - Schedule of contracts to purchase services under which non-cancellable future minimum payments (Details) - USD ($) $ in Thousands	Jul. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025 (remaining six months)	$ 3,415
2025		$ 5,450
2026	3,600	3,600
2027	2,700	2,700
Total	$ 9,715	$ 11,750